Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On January 9, 2025, the Company and Yorkville entered into the Third Omnibus Amendment to the Yorkville Note, (the “Third Amendment”), pursuant to which, the Company and Yorkville agreed that for $1.5 million of the then current outstanding balance due under the Yorkville Note (principal and unpaid accrued interest), the fixed price for conversion shall be modified to $1.752 per share, and for the remainder of the balance, the fixed price shall not be changed but shall remain $13.84185 per share as provided for in the Yorkville Note when the Company issued it on March 4, 2024. Further, the Third Amendment removed the Company’s obligation to make monthly payments to Yorkville, previously owing due to the occurrence of the Trigger Event, such that no further monthly payments will be owed during the period beginning on the date of the Third Amendment and ending on the maturity date of the Yorkville Note of March 31, 2026. In exchange for this relief, the aggregate purchase price owed to the Company from the first Advance that occurs pursuant to the terms of the SEPA (the “Advance Proceeds”) shall be paid by Yorkville offsetting the amount of the Advance Proceeds against an equal amount outstanding under the Yorkville Note (first towards accrued and unpaid interest, and then towards outstanding principal and the corresponding payment premium in respect of such principal amount, if applicable), and that for any subsequent Advances pursuant to the terms of the SEPA, Yorkville shall pay half of such Advance Proceeds directly to the Company and the other half of such Advance Proceeds shall be paid by Yorkville offsetting the amount of the Advance Proceeds against an equal amount outstanding under the Yorkville Note (first towards accrued and unpaid interest, and then towards outstanding principal and the corresponding payment premium in respect of such principal amount, if applicable). On January 9, 2025, the Company delivered its first Advance Notice under the SEPA for the sale of 295,000 shares of common stock. This resulted in the reduction of an additional $182,682 in principal of the Yorkville Note.
On January 9, 2025, the Company and Cable Car entered into an Omnibus Amendment (the “Cable Car Amendment”) to amend certain terms of the Cable Car Note, including a reduction of the conversion price for the Cable Car Note to $1.752 per share. Further, the Cable Car Amendment provides that the maturity date for the Cable Car Note shall be extended to March 31, 2026, in consideration for which, the Company shall pay an extension fee (the “Extension Fee”) of $90,000 to Cable Car, with such fee being added to the amount due and payable on such maturity date, unless the Cable Car Note is earlier converted pursuant to its terms, in which event the Extension Fee shall also be converted. No interest shall accrue or be due on the Extension Fee. Pursuant to the Cable Car Amendment, interest shall accrue on the outstanding principal balance of the Cable Car Note at an annual rate equal to 6%, with interest being calculated based on a 365-day year and the actual number of days elapsed, to the extent permitted by applicable law. Interest shall be due and payable on the maturity date for the Cable Car Note, unless the Cable Car Note is earlier converted pursuant to its terms, in which event such accrued and unpaid interest shall also be converted. In addition, in connection with any sale, assignment, transfer, or other disposition (a “Cable Car Sale”) of any shares into which the Cable Car Note is converted pursuant to its terms, the Cable Car Amendment provides that to the extent such Cable Car Sale is made pursuant to Rule 144, provided that Rule 144 is available as an exemption from the registration requirements for such Cable Car Sale, if requested by Cable Car and upon delivery by Cable Car of such customary representations and other documentation reasonably acceptable to the Company in connection with transactions relying upon Rule 144, the Company shall use commercially reasonable efforts to cause its transfer agent to remove any restrictive legends related to the book entry account holding such shares sold or disposed of by Cable Car without restrictive legends within two business days of such request.
On January 23, 2025, the Company entered into a Sublease Agreement (the “Sublease”) with the Practice, pursuant to which the Practice will sublease certain space, currently leased from Hamilton Landing Novato LLC by the Company pursuant to the “Prime Lease” (as defined in the Sublease), to the Practice for use in its operations, on a full-time and exclusive basis. The Practice shall pay to the Company a monthly rental fee for the Subleased Space (as defined in the Sublease) in an amount equal to $5,666 until May 31, 2025, with such amount increasing to $5,836 during the period from June 1, 2025 until May 31, 2026, and subsequently $6,011 during the period from June 1, 2026 until May 31, 2027. The term of the Sublease is one year unless terminated and shall auto-renew on a month-to-month basis thereafter, unless otherwise terminated. The Sublease shall expire automatically upon the termination of the Prime Lease, which is set to terminate in May 2027.
On February 26, 2025, the Company entered into a credit agreement (the “Credit Agreement”) that provides a senior secured term loan (the “Lynrock Lake Term Loan”) with Lynrock Lake Master Fund LP (“Lynrock Lake”), a related party. The Credit Agreement is secured by a first priority lien on substantially all assets of the Company and provides for a term loan in the aggregate principal amount of $10,100,000 at an interest rate of 10.0% per annum, compounded quarterly. The maturity date of the Credit Agreement is March 31, 2027. Furthermore, in connection with the Lynrock Lake Term Loan, the Company issued to Lynrock Lake, pursuant to the terms of a Warrant to Purchase common stock (the “Lynrock Lake Warrant”), warrants to purchase 20,333,623 shares of its common stock at an exercise price of $1.20 per share. The Lynrock Lake Warrant is exercisable until February 26, 2035. Lynrock Lake may cashless exercise the Lynrock Lake Warrant. The Lynrock Lake Warrant is also subject to anti-dilution adjustments to the exercise price and the number of shares which may be purchased upon exercise of the Lynrock Lake Warrant in the event that the Company issues shares of common stock (or derivative securities) at a price that is either less than the $1.20 exercise price or the fair market value of a share of common stock from the immediately prior trading day.
On February 26, 2025, the Company used a portion of the proceeds of the Lynrock Lake Term Loan to pay Yorkville an amount equal to $3,000,000 in cash and issued to Yorkville warrants to purchase 5,000,071 shares of its common stock at an exercise price of $1.20 per share pursuant to a Warrant to Purchase common stock (the “Yorkville Warrant”) to fully settle and discharge the Company’s obligations under the Yorkville Note and extinguish the Yorkville Note as having been fully performed. The Yorkville Warrant is exercisable until February 26, 2030. Yorkville may cashless exercise the Yorkville Warrant. The Yorkville Warrant is also subject to adjustments in the event that the Company’s common stock undergoes a split, reverse-split or similar event. Furthermore, the Yorkville Warrant has provided the holder with piggyback registration rights. The Company and Yorkville also entered into that certain Termination Agreement, dated February 26, 2025 (the “Termination Agreement”), pursuant to which the parties acknowledged the termination of the SEPA effective February 26, 2025.
On February 26, 2025, the Company used a portion of the proceeds of the Lynrock Lake Term Loan to pay Cable Car an amount equal to the full principal, interest and fees amount of approximately $1,625,000 in cash to fully settle and discharge the Company’s obligations under the Cable Car Note and extinguish the Cable Car Note as having been fully performed.
In connection with the issuance of the Lynrock Lake Term Loan, on February 26, 2025, the maturity dates on both the Convertible Note Payable and Working Capital Notes above were extended to October 21, 2027.
On March 28, 2025, the Company entered into the Canon Manufacturing Agreement with Canon Medical Systems Corporation (“CMSC”). Pursuant to the terms of the Canon Manufacturing Agreement, the Company appoints CMSC as the exclusive manufacturer of the QT Breast Scanners to be distributed by NXC. The purchase prices applicable to the purchase orders as of the date of the Canon Manufacturing Agreement shall be separately agreed between the parties in writing. The term of the Canon Manufacturing Agreement is through December 31, 2026.
On April 9, 2025, the Company entered into a Securities Purchase Agreement by and between the Company, on the one hand, and Dr. Avi Katz, the Chairman of the Company’s Board of Directors, and Dr. Raluca Dinu, the Chief Executive Officer and a member of the Company’s Board of Directors, on the other hand (the “April 2025 Private Placement”). On April 24, 2025, at the closing of the April 2025 Private Placement, the Company issued (i) 261,644 shares of common stock (the “Shares”) at a per share purchase price of $1.911, which represented 110% of the volume weighted trading price for the common stock on April 9, 2025 (the “Per Share Purchase Price”); and (ii) warrants with a term of ten years from the initial exercise date to purchase up to an additional 523,286 shares of common stock with a per share exercise price of $2.16. The aggregate gross proceeds to the Company from the Private Placement was approximately $500,000, before deducting the offering expenses payable by the Company, which expenses consisted solely of legal fees.
On May 12, 2025, the Company entered into a Securities Purchase Agreement for another PIPE investment (the “May 2025 Private Placement”) in an amount of approximately $200,000, pursuant to which the Company issued 68,447 shares of common stock plus a warrant to purchase 68,447 shares of common stock. The May 2025 Private Placement provides a per share purchase price of $2.922, which represents 110% of the five-day volume weighted trading price for the common stock through May 9, 2025, and the per share exercise price of the warrant is $3.36.
On June 11, 2025, the Lynrock Lake Warrant was amended to update the provisions that would trigger cash settlement such that, when such events occur, the holders of the warrants receive the same form of consideration as the underlying stockholders. According to ASC 815-40, Derivatives and Hedging: Contracts in an Entities Own Equity, equity classification is permitted for an instrument that requires net-cash settlement if the holders of the contract’s underlying shares receive the same form of consideration in transactions outside the company’s control. Consequently, upon modification, the warrants were revalued and then reclassified to additional paid-in capital on the consolidated balance sheet. The fair value of the Lynrock Lake Warrant on modification date was $19,396,939.
On June 11, 2025, the Yorkville Warrant was amended to update the provisions that would trigger cash settlement such that, when such events occur, the holders of the warrants receive the same form of consideration as the underlying stockholders. Consequently, upon modification, the warrants were revalued and then reclassified to additional paid-in capital on the consolidated balance sheet. The fair value of the Yorkville Warrant on modification date was $3,589,189.
On August 19, 2025, the Company’s stockholders approved an amendment to the Certificate of Amendment to effect a reverse split of the outstanding shares of common stock, par value $0.0001 per share, at a specific ratio within a range of 2:1 to 20:1, with the specific ratio to be fixed within this range by the Company’s Board of Directors in its sole discretion without further stockholder approval. The Company’s Board of Directors fixed the Reverse Stock Split ratio at 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025. In connection with the Reverse Stock Split, the CUSIP number of the common stock has changed to 746962307. The common stock began trading on the QTCQB Venture Market on a reverse split-adjusted basis on October 23, 2025. The Company has submitted its application to relist on the Nasdaq Capital Market. Except as noted, all share, stock option, warrant, and per share information throughout these consolidated financial statements have been retroactively adjusted to reflect this Reverse Stock Split.
On August 21, 2025, the Company entered into the Gulf Medical Distribution Agreement with GMC. Under the terms of the Gulf Medical Distribution Agreement, the Company shall authorize and grant to GMC the exclusive right to market, advertise and sell the QT Breast Scanners and the Cloud SaaS platform subscriptions in Saudi Arabia.
On August 26, 2025, the Company and Lynrock Lake entered into the First Amendment to the Credit Agreement (“Lynrock Amended Credit Agreement”) to add an additional tranche of $5.0 million (“Tranche B”) to the loan and increase the aggregate principal amount of the Lynrock Lake Term Loan to $15.1 million. The proceeds of Tranche B were used to repurchase the Yorkville Warrant for an aggregate price of $5.0 million.
On September 30, 2025, the Company entered into a Securities Purchase Agreement, by and between the Company, on the one hand, and the Purchasers, on the other hand, for the October 2025 Private Placement. At the closing of the October 2025 Private Placement on October 3, 2025, the Company issued (i) 2,232,243 shares of the Company’s common stock, par value $0.0001 per share; (ii) the Subscription Warrants with a term of five years from the initial exercise date to purchase up to an additional 4,040,272 shares of common stock; and (iii) 5,424,083 Pre-Funded Warrants to purchase up to an additional 1,808,055 shares of common stock, exercisable any time after its issuance. The purchase price of each common share is $4.50 and the purchase price for each Pre-Funded Warrant is $4.4997. Both of these amounts were paid by the Purchasers at the closing of the October 2025 Private Placement. The aggregate gross proceeds to the Company from the October 2025 Private Placement was approximately $18,180,655, before deducting the offering expenses payable by the Company, which expenses consist solely of legal fees and the amounts provided for pursuant to a placement agency agreement In addition, The per share exercise price of each Subscription Warrant is $4.50 and the per share exercise price of each Pre-Funded Warrant is $0.0003.
On October 6, 2025, the Company repaid the Tranche B loan in the amount of $5.0 million, plus accrued interest and a 6% premium.
Subsequent Events
On August 19, 2025, the Company’s stockholders approved the Certificate of Amendment to effect a reverse split of the outstanding shares of the Company’s common stock, par value $0.0001 per share, at a specific ratio within a range of 2:1 to 20:1, with the specific ratio to be fixed within this range by the Company’s Board of Directors in its sole discretion without further stockholder approval. The Company’s Board of Directors fixed the Reverse Stock Split ratio at 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025. In connection with the Reverse Stock Split, the CUSIP number of the common stock has changed to 746962307. The common stock began trading on the QTCQB Venture Market on a reverse split-adjusted basis on October 23, 2025. The Company has submitted its application to relist on the Nasdaq Capital Market. Except as noted, all share, stock option, warrant, and per share information throughout these consolidated financial statements have been retroactively adjusted to reflect this Reverse Stock Split.
On August 21, 2025, the Company entered into the Gulf Medical Distribution Agreement with GMC. Under the terms of the Gulf Medical Distribution Agreement, the Company shall authorize and grant to GMC the exclusive right to market, advertise and sell the QT Breast Scanners and the Cloud SaaS platform subscriptions in Saudi Arabia.
On August 26, 2025, the Company and Lynrock Lake entered into the First Amendment to the Credit Agreement (“Lynrock Amended Credit Agreement”) to add an additional tranche of $5.0 million (“Tranche B”) to the loan and increase the aggregate principal amount of the Lynrock Lake Term Loan to $15.1 million. The proceeds of Tranche B were used to repurchase the Yorkville Warrant for an aggregate price of $5.0 million.
On September 30, 2025, the Company entered into a Securities Purchase Agreement, by and between the Company, on the one hand, and the Purchasers, on the other hand, for the October 2025 Private Placement. At the closing of the October 2025 Private Placement on October 3, 2025, the Company issued (i) 2,232,243 shares of the Company’s common stock, par value $0.0001 per share; (ii) the Subscription Warrants with a term of five years from the initial exercise date to purchase up to an additional 4,040,272 shares of common stock; and (iii) 5,424,083 Pre-Funded Warrants to purchase up to an additional 1,808,055 shares of common stock, exercisable any time after its issuance. The purchase price of each common share is $4.50 and the purchase price for each Pre-Funded Warrant is $4.4997. Both of these amounts were paid by the Purchasers at the closing of the October 2025 Private Placement. The aggregate gross proceeds to the Company from the October 2025 Private Placement was approximately $18,180,655, before deducting the offering expenses payable by the Company, which expenses consist solely of legal fees and the amounts provided for pursuant to a placement agency agreement In addition, The per share exercise price of each Subscription Warrant is $4.50 and the per share exercise price of each Pre-Funded Warrant is $0.0003.
On October 6, 2025, the Company repaid the Tranche B loan in the amount of $5.0 million, plus accrued interest and a 6% premium.